Operating segments (Tables)	3 Months Ended
Jan. 31, 2019
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Schedule of Operating Segments

Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended January 31, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)	Total
Net interest income(2)	$2,036	$2,080	$372	$(214)	$4,274
Non-interest income(3)(4)	1,379	1,251	703	(3)	3,330
Total revenues	3,415	3,331	1,075	(217)	7,604
Provision for credit losses	233	470	(16)	1	688
Non-interest expenses	1,730	1,742	645	54	4,171
Provision for income taxes	379	226	111	(218)	498
Net income	$1,073	$893	$335	$(54)	$2,247
Net income attributable to non-controlling interests in subsidiaries	$–	$111	$–	$–	$111
Net income attributable to equity holders of the Bank	$1,073	$782	$335	$(54)	$2,136
Average assets ($ billions)	$356	$197	$364	$116	$1,033
Average liabilities ($ billions)	$274	$154	$297	$239	$964
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $34 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)

Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $13; International Banking – $161 and Other – $(45).

	For the three months ended October 31, 2018
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)	Total
Net interest income(2)	$2,029	$2,030	$337	$(176)	$4,220
Non-interest income(3)	1,414	1,104	736	(26)	3,228
Total revenues	3,443	3,134	1,073	(202)	7,448
Provision for credit losses	198	412	(20)	–	590
Non-interest expenses	1,747	1,721	553	43	4,064
Provision for income taxes	383	197	124	(181)	523
Net income	$1,115	$804	$416	$(64)	$2,271
Net income attributable to non-controlling interests in subsidiaries	$–	$92	$–	$–	$92
Net income attributable to equity holders of the Bank	$1,115	$712	$416	$(64)	$2,179
Average assets ($ billions)	$349	$193	$318	$111	$971
Average liabilities ($ billions)	$263	$153	$259	$229	$904
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $31 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $23; International Banking – $201 and Other – $(55).

	For the three months ended January 31, 2018
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)	Total
Net interest income(2)	$1,939	$1,707	$390	$(100)	$3,936
Non-interest income(3)	1,364	997	800	(9)	3,152
Total revenues	3,303	2,704	1,190	(109)	7,088
Provision for credit losses	210	344	(9)	(1)	544
Non-interest expenses	1,605	1,442	572	(121)	3,498
Provision for income taxes	386	193	173	(43)	709
Net income	$1,102	$725	$454	$56	$2,337
Net income attributable to non-controlling interests in subsidiaries	$–	$58	$–	$–	$58
Net income attributable to equity holders of the Bank	$1,102	$667	$454	$56	$2,279
Average assets ($ billions)	$335	$153	$334	$112	$934
Average liabilities ($ billions)	$248	$117	$274	$234	$873
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $26 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $15; International Banking – $133 and Other – $(38).